Cover Page	Feb. 08, 2021	Feb. 05, 2021
Cover [Abstract]
Amendment Flag		false
Entity Central Index Key		0001799208
Document Type		8-K
Document Period End Date	Feb. 08, 2021
Entity Registrant Name		Dun & Bradstreet Holdings, Inc.
Entity File Number		1-39361
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		83-2008699
Entity Address, Address Line One		101 JFK Parkway
Entity Address, City or Town		Short Hills
Entity Address, State or Province		NJ
Entity Address, Postal Zip Code		07078
City Area Code		973
Local Phone Number		921-5500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value
Trading Symbol		DNB
Security Exchange Name		NYSE
Entity Emerging Growth Company		false